Acquisitions and other transactions (Details) $ in Millions, $ in Millions						2 Months Ended		10 Months Ended	12 Months Ended
	Oct. 23, 2018 USD ($) Y	Feb. 28, 2018 AUD ($) item	Jan. 19, 2018 USD ($) $ / oz item oz	Sep. 29, 2017 CAD ($)	May 26, 2017 USD ($)	Dec. 31, 2018 USD ($) Y	Dec. 31, 2018 USD ($) Y	Dec. 31, 2018 USD ($) Y	Dec. 31, 2018 USD ($) Y	Feb. 28, 2018 USD ($)	Feb. 20, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 01, 2017 USD ($)	Sep. 29, 2017 USD ($)	May 24, 2017 USD ($)
SCOOP and STACK, Oklahoma
Acquisitions
Value of royalties generated by the acquired assets								$ 3,700,000
The amount of initial contributions made.	$ 218,500,000
The number of years of spending amounts | Y	3					3	3	3	3
net value of contribution to be made by entity	$ 520,000,000
The number of years of spending amounts for Continental Resources, Inc. | Y	3
Total contributions made							$ 261,800,000
Amount of contributions made in remainder of reporting period						$ 43,300,000
Value of contribution to be made by entity						$ 258,200,000	$ 258,200,000	$ 258,200,000	$ 258,200,000
SCOOP and STACK, Oklahoma | Bottom
Acquisitions
Percent of revenue the reporting entity is entitled to receive (as a percent)	50.00%
SCOOP and STACK, Oklahoma | Top
Acquisitions
Value of spending amount	$ 300,000,000
Value of contribution to be made by Continental Resources, Inc.	$ 75,000,000
Percent of revenue the reporting entity is entitled to receive (as a percent)	75.00%
Amended and restated Cobre Panama Agreement
Acquisitions
Percentage of the project covered by the amended and restated agreement (as a percent)			100.00%
Ownership percentage of the project by First Quantum (as a percent)			90.00%
Ownership percentage of project by KORES (as a percent)			10.00%
Number of distinct precious metals streams | item			2
Capitalized costs for the project									1,363,500,000
Amended and restated Cobre Panama Agreement - Fixed Payment Stream
Acquisitions
First Quantum's initial interest percent in original stream (as a percent)			80.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz			418.00
Payment for each ounce of silver (in dollars per ounce) | $ / oz			6.27
The annual inflation factor rate (as a percent)			1.50%
Quantity of delivered gold ounces before purchase decreases to next threshold from initial threshold | oz			1,341,000
Maximum ounces of silver on which on-going price of spot price is payable | oz			21,500,000
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered			50.00%
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered			50.00%
Deposit funded on a pro-rata basis			33.33%
Amount funded by the company									$ 273,400,000
Amended and restated Cobre Panama Agreement - Fixed Payment Stream | Top
Acquisitions
Deposit provided to acquiree			$ 1,000,000,000
Amended and restated Cobre Panama Agreement - Floating Payment Stream
Acquisitions
First Quantum additional interest percent in project acquired from LS-Nikko Copper Inc. (as a percent)			10.00%
KORES interest percent in project (as a percent)			10.00%
Percentage of spot price of gold and silver on which on-going price is paid			20.00%
Maximum ounces of gold on which on-going price of spot price is payable | oz			604,000
Maximum ounces of silver on which on-going price of spot price is payable | oz			9,618,000
Percentage of spot price of gold and silver on which on-going price is paid after maximum ounces have been delivered			50.00%
Amount funded by the company			$ 356,000,000
Bowen Basin Coal Royalties, Australia
Acquisitions
Number of additional exploration tenements | item		33
Cash transferred		$ 4.2
Royalty rate per tonne										$ 0.10
U.S. Oil & Gas Royalties - Delaware Texas
Acquisitions
Consideration transferred											$ 101,300,000
Deposit provided to acquiree												$ 11,000,000
U.S. Oil & Gas Royalties - STACK, Oklahoma
Acquisitions
Consideration transferred													$ 27,600,000
Canadian Oil & Gas Royalties - Orion Thermal Project, Alberta
Acquisitions
Percentage of GORR acquired				4.00%
Cash transferred				$ 92.5										$ 74,100,000
Railroad Royalty - Carlin Trend, Nevada
Acquisitions
Percentage of NSR					1.00%
Cash transferred					$ 900,000
U.S. Oil & Gas Royalties - Midland Basin
Acquisitions
Consideration transferred															$ 114,600,000